Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Rentals Under Operating Leases	The minimum rentals under operating leases are as follows:

Years ended December 31,
2012	$9,281
2013	7,337
2014	4,044
2015	3,400
2016	3,297
2017 and thereafter	3,619

$30,978